Cover	Dec. 14, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 21, 2022, Monument Circle Acquisition Corp. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission (the “SEC”). This amendment to Form 8-K supplements the Original Form 8-K with information provided by the Continental Stock Transfer and Trust Company, including the final amount being redeemed from the trust account established in connection with the Company’s initial public offering (the ‘Trust Account”) and the per-share redemption price. Except as described above, all other information in the Original Form 8-K remains unchanged
Document Period End Date	Dec. 14, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39876
Entity Registrant Name	Monument Circle Acquisition Corp.
Entity Central Index Key	0001828325
Entity Tax Identification Number	85-3252655
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One EMMIS Plaza
Entity Address, Address Line Two	40 Monument Circle Suite 700
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	317
Local Phone Number	266-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one warrant
Trading Symbol	MONCU
Security Exchange Name	NASDAQ
Shares of Class A common stock
Title of 12(b) Security	Shares of Class A common stock
Trading Symbol	MON
Security Exchange Name	NASDAQ
Warrants included as part of the units
Title of 12(b) Security	Warrants included as part of the units
Trading Symbol	MONCW
Security Exchange Name	NASDAQ